History and activity of the Company - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) Stores	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Feb. 14, 2024 MXN ($)	Feb. 14, 2024 USD ($)	Oct. 25, 2023 MXN ($) Stores	Oct. 25, 2023 USD ($) Stores
History and activity of the company [line items]
Negative share capital and an accounting deficit	$ (4,634,848)	$ (4,713,261)	$ (4,451,940)
Cost of sales on inventory obsolescence	37,038,542	$ 27,655,643	$ 19,655,090
Subsequent Event
History and activity of the company [line items]
Net proceeds received				$ 7,820,862	$ 458,976,159
Otis Hurricane
History and activity of the company [line items]
Cost of sales on inventory obsolescence	30,409
Hurricane Otis
History and activity of the company [line items]
Number of stores operated | Stores						54	54
Number of stores closed | Stores						51	51
Impairment loss recognized as other expenses	42,422
Expenses related to theft, debris removal and equipment repairs	7,598
Cost of sales on inventory obsolescence	$ 30,409
Number of stores reopened | Stores	12
Fixed costs on the closed stores						$ 11,818
Maximum liability limit amount						$ 63,197	$ 3,586,750
Mexican Subsidiaries | BBB Foods Limited Partnership
History and activity of the company [line items]
Proportion of ownership interest in subsidiary	99.99%
Mexican Subsidiaries | Lothian Shelf Limited
History and activity of the company [line items]
Proportion of ownership interest in subsidiary	0.01%
BBB Foods Inc.
History and activity of the company [line items]
Number of entities controlled | Stores	2